Nonparticipant-Directed Investments - Changes in Net assets Relating to the Nonparticipant-directed Investments (Details) - Nonparticipant-Directed [Member] - Honeywell 401(k) Plan [Member]
$ in Millions
12 Months Ended
Dec. 31, 2025 USD ($)
Changes in net assets during 2025:
Net (depreciation)	$ (332)
Dividends	79
Company contributions	276
Participating employee contributions	32
Roll-over contributions	3
Benefits paid to participants	(455)
Plan expenses	(2)
Net transfers to participant-directed investments	(116)
Net increase in net assets during year	(515)
Honeywell Common Stock Fund [Member]
Net assets:
Net assets	$ 3,377